Leases (Details) - Schedule of Non-Cancelable Operating Lease $ in Thousands	Sep. 30, 2023 USD ($)
Schedule of Non Cancelable Operating Lease [Abstract]
Three months ending December 31, 2023	$ 208
Year ending December 31, 2024	894
Total	1,102
Less: imputed interest	(61)
Operating lease liabilities	$ 1,041